Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets And Liabilities
Schedule of trade and other receivables

	12-31-2025	12-31-2024
	ARS 000	ARS 000
Non-current:

Trade receivables - CAMMESA	115,655,945	179,748,089
Receivables from shareholders (Note 18)	7,025,910	131,988
Other receivables	5,508,324	57
	128,190,179	179,880,134

Current:

Trade receivables - CAMMESA	258,148,238	235,455,759
Trade receivables - YPF S.A. and YPF Energía Eléctrica S.A.	4,747,982	6,699,215
Trade receivables - Large users	28,901,314	26,379,729
Trade receivables - Forest clients	3,733,023	3,664,772
Receivables from associates and other related parties (Note 18)	94,841	109,109
Guarantee deposits	2,449,067	—
Insurance claims receivable	11,221,920	692,142
Other receivables	11,611,050	13,511,083
	320,907,435	286,511,809

Allowance for doubtful accounts (Note 13.1.1)	(499,655)	(118,004)
	320,407,780	286,393,805

Schedule of due date of trade and other receivables

			Past due
	Total	To due	Up to 90 days	91 - 180 days	181 - 270 days	270 - 360 days	More than 360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2025	448,597,959	437,557,176	9,124,858	876,797	335,843	341,574	361,711
12-31-2024	466,273,939	459,469,852	6,401,277	194,100	168,013	876	39,821

Schedule of allowance for doubtful accounts

	12-31-2025						12-31-2024
Item	At beginning	Increases	Decreases		Recoveries	At end	At end

Allowance for doubtful accounts - Trade receivables and other receivables	118,004	422,817	(38,726	)(1)	(2,440)	499,655	118,004
Total 12-31-2025	118,004	422,817	(38,726)		(2,440)	499,655
Total 12-31-2024	113,004	69,383	(64,383)		—		118,004

(1)	Loss on net monetary position.

Schedule of trade and other payables

	12-31-2025	12-31-2024
	ARS 000	ARS 000
Non Current:

Trade and other payables	-	887,828

Current:

Trade and other payables	124,200,105	124,285,409
Payables to associates and other related parties (Note 18)	-	1,814,599
	124,200,105	126,100,008

Schedule of loans and borrowings

	12-31-2025		12-31-2024
	ARS 000		ARS 000
Non-current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.8 y 13.3.10)	219,904,053	(1)	238,487,938	(1)
Corporate bonds - CPSA Program (Note 13.3.6)	129,032,275	(1)	64,090,730	(1)
	348,936,328		302,578,668
Current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.8 y 13.3.10)	43,347,636	(1)	97,838,098	(1)
Short-term loans for import financing (Note 13.3.11)	-		2,269,058
Corporate bonds - CPSA Program (Note 13.3.6)	73,529,029	(1)	69,634,404	(1)
Bank and investment accounts overdrafts	18,903,761		28,604,780
Loan origination costs payable (Note 13.3.12)	8,308,300		-
	144,088,726		198,346,340

(1)	Net of debt issuance costs.

Schedule of changes in liabilities arising from financing activities

	01-01-2025	Incorporation by acquisition of companies	Payments (1)	Non-cash transactions	Disbursements (2)	Other (3)	12-31-2025
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	302,578,668	—	—	(94,772,240)	129,129,504	12,000,396	348,936,328

Current liabilities

Loans and borrowings	198,346,340	—	(268,442,825)	(44,867,625)	73,629,540	185,423,296	144,088,726

	01-01-2024	Incorporation by acquisition of companies	Payments (1)	Non-cash transactions	Disbursements (2)	Other (3)	12-31-2024
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	820,362,023	—	—	(342,597,334)	—	(175,186,021)	302,578,668

Current liabilities

Loans and borrowings	139,825,509	—	(183,613,859)	(207,577,273)	131,434,952	318,277,011	198,346,340

(1)	As of December 31, 2025 and 2024, includes NON-CASH movements (payments through the TRUST), in 6,663,056 and 6,485,680, respectively
(2)	As of December 31, 2025 and 2024, includes NON-CASH movements (disbursements received through the pre-financing), in 1,901,443 and 17,844,107, respectively.
(3)	As of December 31, 2025 and 2024, includes paid interest in 33,264,376 and 57,504,610, respectively

Schedule of fair value of financial assets and liabilities

	Carrying amount		Fair value
	12-31-2025	12-31-2024	12-31-2025	12-31-2024
	ARS 000	ARS 000	ARS 000	ARS 000

Financial assets

Trade and other receivables	448,597,959	466,273,939	448,597,959	466,273,939
Other financial assets	483,744,867	334,498,071	483,744,867	334,498,071
Cash and cash equivalents	37,680,683	5,054,635	37,680,683	5,054,635
Total	970,023,509	805,826,645	970,023,509	805,826,645

Financial liabilities

Loans and borrowings	493,025,054	500,925,008	493,025,054	500,925,008
Total	493,025,054	500,925,008	493,025,054	500,925,008

Schedule of fair value measurement hierarchy

	Measurement date	Fair value measurement using:
12-31-2025		Total	Level 1	Level 2	Level 3
		ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	12.31.2025	49,664,952	49,664,952	—	—
Public debt securities	12.31.2025	243,001,397	243,001,397	—	—
Stocks and corporate bonds	12.31.2025	7,359,492	7,359,492	—	—
Interest rate swap	12.31.2025	5,590,023	—	5,590,023	—
Interest in companies (Note 20.5)	12.31.2025	169,813,531	169,813,531	—	—
Total financial assets measured at fair value		475,429,395	469,839,372	5,590,023	—

	Measurement date	Fair value measurement using:
12-31-2024		Total	Level 1	Level 2	Level 3
		ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	12.31.2024	16,957,907	16,957,907	—	—
Public debt securities	12.31.2024	296,242,146	296,242,146	—	—
Stocks and corporate bonds	12.31.2024	1,551,091	1,551,091	—	—
Interest rate swap	12.31.2024	8,727,225	—	8,727,225	—
Interest in companies (Note 20.5)	12.31.2024	11,019,702	11,019,702	—	—
Total financial assets measured at fair value		334,498,071	325,770,846	8,727,225	—

Schedule of other financial assets

	12-31-2025	12-31-2024
	Book value	Book value
	ARS 000	ARS 000

CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities issued by the National Government	243,001,397	175,391,638
Public debt securities – T-BILLs	—	120,850,508
Mutual funds	48,421,706	15,976,562
Stocks and corporate bonds	7,359,492	1,551,091
Mutual loan agreements	7,172	—
Interest rate swap	1,390,884	2,177,944
	300,180,651	315,947,743

NON-CURRENT ASSETS

Financial assets at fair value through profit or loss

Mutual funds	1,243,245	981,345
Interest rate swap	4,199,140	6,549,281
Interest in companies - AbraSilver Resource Corp	169,813,531	11,019,702
	175,255,916	18,550,328

Others

Fees to secure financing (Note 13.3.12)	8,308,300	—

Unquoted shares:

– TSM	464,016	512,011
– TMB	538,511	619,791
	9,310,827	1,131,802
	184,566,743	19,682,130
	484,747,394	335,629,873

Schedule of financial assets and liabilities in foreign currency

	12-31-2025					12-31-2024
Cuenta	Currency and amount (in thousands)		Effective exchange rate (1)		Book value	Currency and amount (in thousands)		Book value
					ARS 000			ARS 000

NON-CURRENT ASSET
Trade and other receivables	USD	79,248	1,459	(2)	115,655,946	USD	132,339	179,748,091
Other financial assets	USD	120,341	1,446		174,013,086	USD	12,979	17,568,596
					289,669,032			197,316,687
CURRENT ASSETS
Cash and cash equivalents	USD	2,792	1,446		4,037,232	USD	3,582	4,848,727
	EUR	1	1,699		1,699	EUR	1	1,406
Other financial assets	USD	127,765	1,446		184,748,190	USD	130,751	176,989,358
Trade and other receivables	USD	114,495	1,459	(2)	167,095,915	USD	112,540	152,856,437
	USD	16,492	1,446		23,847,432	USD	19,974	27,037,540
	USD	8,008	1,480	(3)	11,851,840	USD	—	—
	USD	3,851	1,455	(4)	5,603,205	USD	—	—
					397,185,513			361,733,468
					686,854,545			559,050,155

NON-CURRENT LIABILITIES
Loans and borrowings	USD	249,899	1,455		363,603,045	USD	277,409	376,605,800
Trade and other payables	—	—	—		—	USD	2,142	2,907,943
Provisions	USD	1,124	1,455		1,635,420	—	—	—
					365,238,465			379,513,743
CURRENT LIABILITIES
Loans and borrowings	USD	82,758	1,455		120,412,890	USD	87,370	118,612,045
Trade and other payables	USD	65,026	1,455		94,612,830	USD	59,468	80,732,758
	EUR	2,951	1,713		5,055,408	EUR	2,553	3,608,013
	SEK	1,170	159		186,455	SEK	1,832	227,393
					220,267,583			203,180,209
					585,506,048			582,693,952

USD: US dollar. EUR: Euro.

SEK: Swedish Crown.

(1)	At the exchange rate prevailing as of December 31, 2025, as per Banco de la Nación Argentina.
(2)	At the exchange rate according to Communication “A” 3500 (wholesale) prevailing as of December 31, 2025, as per the Argentine Central Bank.
(3)	At the selling exchange rate for banknotes prevailing as of December 31, 2025 as per the Argentine Central Bank.
(4)	At the selling exchange rate for foreign currency prevailing as of December 31, 2025 as per the Argentine Central Bank.